RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

        The Company leases premises from a real estate company controlled by a former member of the Board of Directors. The real estate company ceased to be a related party on June 12, 2012. During the year ended February 28, 2013, the Company paid $1,811 [year ended February 29, 2012 - $1,705], relating to the rent, operating costs, and leasehold improvements associated with this real estate.

        All transactions are in the normal course of business and have been recorded at the exchange amount.